INVENTORIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Inventory write-down	$ 619,858	$ 808,031	$ 740,087